Quarterly Report
August 31, 2021
MFS®  Growth Fund
MEG-Q3

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	2,621,363	$431,843,341
Biotechnology – 0.7%
Alnylam Pharmaceuticals, Inc. (a)	522,149	$105,176,473
Vertex Pharmaceuticals, Inc. (a)	1,099,117	220,142,144
		$325,318,617
Broadcasting – 1.4%
Netflix, Inc. (a)	1,161,890	$661,336,169
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp.	5,848,288	$426,047,781
Business Services – 7.8%
Clarivate PLC (a)	10,559,783	$266,000,934
CoStar Group, Inc. (a)	4,117,374	348,906,273
Equifax, Inc.	1,273,337	346,678,732
MSCI, Inc.	1,453,669	922,469,274
PayPal Holdings, Inc. (a)	4,286,492	1,237,338,781
Verisk Analytics, Inc., “A”	3,097,977	625,047,839
		$3,746,441,833
Cable TV – 1.4%
Charter Communications, Inc., “A” (a)	797,804	$651,534,615
Computer Software – 22.4%
Adobe Systems, Inc. (a)	3,178,472	$2,109,551,866
Atlassian Corp. PLC, “A” (a)	680,950	249,949,507
Autodesk, Inc. (a)	1,908,450	591,791,260
Black Knight, Inc. (a)	1,388,515	105,068,930
Bumble, Inc., “A” (a)	1,539,791	83,918,610
Cadence Design Systems, Inc. (a)	2,041,735	333,782,838
Intuit, Inc.	2,104,627	1,191,450,391
Microsoft Corp.	16,963,598	5,120,970,964
salesforce.com, inc. (a)	2,373,722	629,677,235
Synopsys, Inc. (a)	810,620	269,320,389
		$10,685,481,990
Computer Software - Systems – 7.6%
Apple, Inc.	11,862,486	$1,801,081,249
ServiceNow, Inc. (a)	886,141	570,355,793
Shopify, Inc. (a)	154,502	235,581,560
Square, Inc., “A” (a)	2,114,814	566,918,189
TransUnion	3,883,711	471,987,398
		$3,645,924,189
Construction – 2.7%
Sherwin-Williams Co.	2,312,207	$702,147,900
Vulcan Materials Co.	3,252,011	604,646,405
		$1,306,794,305
Consumer Products – 2.2%
Colgate-Palmolive Co.	4,789,520	$373,343,084
Estee Lauder Cos., Inc., “A”	2,006,342	683,139,388
		$1,056,482,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.4%
Airbnb, Inc., “A” (a)	65,187	$10,103,333
Uber Technologies, Inc. (a)	4,747,476	185,816,211
		$195,919,544
Electrical Equipment – 1.4%
AMETEK, Inc.	2,948,564	$400,916,247
Johnson Controls International PLC	3,484,685	260,654,438
		$661,570,685
Electronics – 6.0%
Applied Materials, Inc.	3,485,187	$470,953,319
ASML Holding N.V., ADR	645,233	537,504,898
Lam Research Corp.	1,108,181	670,250,033
NVIDIA Corp.	5,299,933	1,186,390,002
		$2,865,098,252
Gaming & Lodging – 0.2%
MGM Resorts International	1,969,257	$83,929,733
General Merchandise – 0.4%
Dollar General Corp.	940,907	$209,737,579
Insurance – 0.6%
Aon PLC	1,012,107	$290,333,014
Internet – 12.7%
Alphabet, Inc., “A” (a)	996,080	$2,882,605,716
Alphabet, Inc., “C” (a)	299,139	870,267,144
Facebook, Inc., “A” (a)	4,990,712	1,893,376,319
Match Group, Inc. (a)	2,973,785	408,717,010
		$6,054,966,189
Leisure & Toys – 2.1%
Activision Blizzard, Inc.	3,653,719	$300,956,834
Electronic Arts, Inc.	2,823,452	409,993,465
Roblox Corp., “A” (a)	1,688,078	138,506,800
Take-Two Interactive Software, Inc. (a)	980,442	158,066,859
		$1,007,523,958
Machinery & Tools – 0.6%
Roper Technologies, Inc.	538,550	$260,270,444
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	1,629,876	$416,873,385
Medical Equipment – 7.9%
Abbott Laboratories	5,010,821	$633,217,450
Becton, Dickinson and Co.	692,787	174,374,488
Boston Scientific Corp. (a)	11,085,772	500,522,606
Danaher Corp.	3,487,584	1,130,535,229
Edwards Lifesciences Corp. (a)	2,933,962	343,801,667
STERIS PLC	611,437	131,465,069
Thermo Fisher Scientific, Inc.	1,513,566	839,953,452
		$3,753,869,961
Network & Telecom – 0.5%
Equinix, Inc., REIT	253,872	$214,128,338

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.2%
Mastercard, Inc., “A”	3,771,195	$1,305,700,845
Visa, Inc., “A”	5,214,781	1,194,706,327
		$2,500,407,172
Pharmaceuticals – 1.2%
Zoetis, Inc.	2,875,482	$588,208,598
Railroad & Shipping – 0.4%
Canadian Pacific Railway Ltd.	2,856,419	$196,493,063
Restaurants – 0.9%
Chipotle Mexican Grill, Inc., “A” (a)	152,689	$290,617,554
Starbucks Corp.	1,228,057	144,284,417
		$434,901,971
Specialty Stores – 9.4%
Amazon.com, Inc. (a)	1,070,278	$3,714,710,180
Lululemon Athletica, Inc. (a)	475,550	190,300,843
Ross Stores, Inc.	1,367,920	161,961,728
Sea Ltd., ADR (a)	1,313,282	444,309,566
		$4,511,282,317
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT	1,041,190	$304,204,482
Total Common Stocks		$47,486,923,997
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.04% (v)	249,178,923	$249,178,923

Other Assets, Less Liabilities – 0.1%		44,405,189
Net Assets – 100.0%		$47,780,508,109
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $249,178,923 and $47,486,923,997, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$47,486,923,997	$—	$—	$47,486,923,997
Mutual Funds	249,178,923	—	—	249,178,923
Total	$47,736,102,920	$—	$—	$47,736,102,920
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$399,477,039	$2,116,409,606	$2,266,707,722	$18,405	$(18,405)	$249,178,923

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$149,358	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.